Net (loss) earnings per share (Narrative) (Details) share in Millions	12 Months Ended
Dec. 31, 2022 share
Share options [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of instruments that are antidilutive in period presented	0.9
Common shares underlying convertible debentures [Member]
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of instruments that are antidilutive in period presented	13.1